Document and Entity Information	12 Months Ended
Apr. 23, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	GOLDMAN SACHS TRUST
Central Index Key	0000822977
Amendment Flag	false
Document Creation Date	Apr 23, 2012
Document Effective Date	Apr 23, 2012
Prospectus Date	Feb 27, 2012

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the
Goldman Sachs Rising Dividend Growth Fund (the “Fund”)

Supplement dated April 23, 2012 to the
Prospectus dated February 27, 2012 (the “Prospectus”)

Effective immediately, the following changes will be made to the Fund’s Prospectus.

Under “Goldman Sachs Rising Dividend Growth Fund—Summary—Performance”, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:
			Since
For the period ended December 31, 2011	1 Year	5 Years	Inception
Class A (Inception 3/23/04)*
Returns Before Taxes	–2.40%	3.41%	5.72%
Returns After Taxes on Distributions	–2.95%	2.74%	5.14%
Returns After Taxes on Distributions and Sale of Fund Shares	–1.57%	2.52%	4.64%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	–0.25%	3.90%

Class C (inception 4/14/05)
Returns Before Taxes	1.81%	4.09%	6.09%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	–0.25%	3.31%

Institutional Shares (Inception 3/21/07)
Returns Before Taxes	3.85%	N/A	4.83%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	N/A	–0.59%

*	The average annual total return figures for the Fund’s Class A Shares reflect a maximum initial sales charge of 5.5%, the maximum rate currently in effect. Prior to February 27, 2012 (the effective date of the reorganization of the Predecessor Fund into the Fund), the maximum initial sales charge applicable to sales of Class A Shares of the Predecessor Fund was 5.75%, which is not reflected in the average annual total return figures shown.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the
Goldman Sachs Rising Dividend Growth Fund (the “Fund”)

Supplement dated April 23, 2012 to the
Prospectus dated February 27, 2012 (the “Prospectus”)

Effective immediately, the following changes will be made to the Fund’s Prospectus.

Under “Goldman Sachs Rising Dividend Growth Fund—Summary—Performance”, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:
			Since
For the period ended December 31, 2011	1 Year	5 Years	Inception
Class A (Inception 3/23/04)*
Returns Before Taxes	–2.40%	3.41%	5.72%
Returns After Taxes on Distributions	–2.95%	2.74%	5.14%
Returns After Taxes on Distributions and Sale of Fund Shares	–1.57%	2.52%	4.64%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	–0.25%	3.90%

Class C (inception 4/14/05)
Returns Before Taxes	1.81%	4.09%	6.09%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	–0.25%	3.31%

Institutional Shares (Inception 3/21/07)
Returns Before Taxes	3.85%	N/A	4.83%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	N/A	–0.59%

*	The average annual total return figures for the Fund’s Class A Shares reflect a maximum initial sales charge of 5.5%, the maximum rate currently in effect. Prior to February 27, 2012 (the effective date of the reorganization of the Predecessor Fund into the Fund), the maximum initial sales charge applicable to sales of Class A Shares of the Predecessor Fund was 5.75%, which is not reflected in the average annual total return figures shown.

Goldman Sachs Rising Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the
Goldman Sachs Rising Dividend Growth Fund (the “Fund”)

Supplement dated April 23, 2012 to the
Prospectus dated February 27, 2012 (the “Prospectus”)

Effective immediately, the following changes will be made to the Fund’s Prospectus.

Under “Goldman Sachs Rising Dividend Growth Fund—Summary—Performance”, the “Average Annual Total Returns” table is deleted in its entirety and replaced with the following:
			Since
For the period ended December 31, 2011	1 Year	5 Years	Inception
Class A (Inception 3/23/04)*
Returns Before Taxes	–2.40%	3.41%	5.72%
Returns After Taxes on Distributions	–2.95%	2.74%	5.14%
Returns After Taxes on Distributions and Sale of Fund Shares	–1.57%	2.52%	4.64%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	–0.25%	3.90%

Class C (inception 4/14/05)
Returns Before Taxes	1.81%	4.09%	6.09%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	–0.25%	3.31%

Institutional Shares (Inception 3/21/07)
Returns Before Taxes	3.85%	N/A	4.83%
S&P 500 Composite Stock Index
(reflects no deduction for fees, expenses or taxes)	2.11%	N/A	–0.59%

*	The average annual total return figures for the Fund’s Class A Shares reflect a maximum initial sales charge of 5.5%, the maximum rate currently in effect. Prior to February 27, 2012 (the effective date of the reorganization of the Predecessor Fund into the Fund), the maximum initial sales charge applicable to sales of Class A Shares of the Predecessor Fund was 5.75%, which is not reflected in the average annual total return figures shown.

Caption	rr_AverageAnnualReturnCaption	For the period ended December 31, 2011
Goldman Sachs Rising Dividend Growth Fund | Returns Before Taxes | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.40%)	[1]
5 Years	rr_AverageAnnualReturnYear05	3.41%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.72%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2004
Goldman Sachs Rising Dividend Growth Fund | Returns Before Taxes | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 14, 2005
Goldman Sachs Rising Dividend Growth Fund | Returns Before Taxes | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.85%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 21, 2007
Goldman Sachs Rising Dividend Growth Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.95%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.74%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2004
Goldman Sachs Rising Dividend Growth Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.57%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.52%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2004
Goldman Sachs Rising Dividend Growth Fund | S&P 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.25%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2004
Goldman Sachs Rising Dividend Growth Fund | S&P 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 14, 2005
Goldman Sachs Rising Dividend Growth Fund | S&P 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 21, 2007

[1]	The average annual total return figures for the Fund's Class A Shares reflect a maximum initial sales charge of 5.5%, the maximum rate currently in effect. Prior to February 27, 2012 (the effective date of the reorganization of the Predecessor Fund into the Fund), the maximum initial sales charge applicable to sales of Class A Shares of the Predecessor Fund was 5.75%, which is not reflected in the average annual total return figures shown.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Feb 27, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 23, 2012